UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Lexington Ave, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2020

Date of reporting period: October 31, 2020

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto

Global X Silver Miners ETF (ticker: SIL)
Global X Gold Explorers ETF (ticker: GOEX)
Global X Copper Miners ETF (ticker: COPX)
Global X Uranium ETF (ticker: URA)

Annual Report

October 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Management Discussion of Fund Performance	1
Schedule of Investments
Global X Silver Miners ETF	12
Global X Gold Explorers ETF	16
Global X Copper Miners ETF	20
Global X Uranium ETF	24
Statements of Assets and Liabilities	29
Statements of Operations	31
Statements of Changes in Net Assets	33
Financial Highlights	35
Notes to Financial Statements	39
Report of Independent Registered Public Accounting Firm	55
Disclosure of Fund Expenses	57
Liquidity Risk Management Program	59
Supplemental Information	60
Trustees and Officers of the Trust	61
Notice to Shareholders	63

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website https://www.sec.gov.

Management Discussion of Fund Performance (unaudited)
Global X Silver Miners ETF

Global X Silver Miners ETF

The Global X Silver Miners ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Silver Miners Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the silver mining industry, as defined by Solactive AG, the provider of the Underlying Index.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 41.40%, while the Underlying Index increased 41.67%. The Fund had a net asset value of $30.39 per share on October 31, 2019 and ended the reporting period with a net asset value of $42.28 per share on October 31, 2020.
During the reporting period, the highest returns came from Excellon Resources Inc. and GoGold Resources Inc., which returned 187.11% and 110.36%, respectively. The worst performers were McEwen Mining Inc and Gold Resource Corporation, which returned -41.83% and -36.83%, respectively.
Silver-mining firms derive revenue from the price of silver and the amount of silver they produce. Given the high fixed costs associated with mining the precious metal, the firms’ earnings are significantly leveraged to the spot price movements of silver. During the reporting period, silver prices hit seven-year highs, due to rising investor demand as the global COVID-19 pandemic took center stage and investors sought refuge in precious metals. Silver also benefitted from low interest rates globally and a recovery in economic activity after stringent lockdowns.

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Silver Miners ETF	41.40%	41.42%	10.96%	10.92%	16.83%	16.87%	0.65%	0.65%
Solactive Global Silver Miners Total Return Index	41.67%	41.67%	11.59%	11.59%	17.51%	17.51%	1.23%	1.23%
MSCI ACWI Index	4.89%	4.89%	5.52%	5.52%	8.11%	8.11%	7.75%	7.75%

Management Discussion of Fund Performance (unaudited)
Global X Silver Miners ETF

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on April 19, 2010.
The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short-term performance of the fund is unusual and investors should not expect such performance to be repeated.  Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.  Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

Global X Gold Explorers ETF

The Global X Gold Explorers ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Gold Explorers & Developers Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is a free float-adjusted, liquidity-tested and market capitalization-weighted index that is designed to measure broad-based equity market performance of global companies involved in gold exploration, as defined by Solactive AG, the provider of the Underlying Index.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 34.03%, while the Underlying Index increased 34.76%. The Fund had a net asset value of $25.39 per share on October 31, 2019 and ended the reporting period with a net asset value of $33.48 per share on October 31, 2020.
During the reporting period, the highest returns came from K92 Mining and Greatland Gold PLC, which returned 208.87% and 175.52%, respectively. The worst performers were Dacian Gold Ltd. and Hengxing Gold Holding Company Ltd, which returned -54.72% and -49.81%, respectively.
Gold explorers are firms with limited amounts of gold production, that seek to profit from finding and securing mining rights to new gold deposits. Therefore, the stock prices of these companies tend to be driven by both the price of gold and their ability to find such deposits. During the reporting period, as the COVID-19 global pandemic took center stage, gold benefitted as investors sought out precious metals for their defensive qualities. In addition, central banks around the world swiftly moved interest rates to zero or negative territory, which further drove gold prices higher.  The precious metal prices also gained support from disruptions in mining production due to lockdowns imposed in many countries, and the subsequent influence on the labor movement. Ultimately, these factors combined to drive gold prices to all-time highs, during the reporting period and mostly remain at elevated levels. This had a powerful impact on gold exploration companies, driving their equity values higher.

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Gold Explorers ETF	34.03%	33.72%	16.64%	16.42%	21.84%	21.41%	-7.37%	-7.37%
Hybrid Solactive Global Gold Explorers Total Return Index/Solactive Global Gold Explorers & Developers Total Return Transition Index/Solactive Global Gold Explorers & Developers Total Return Index**	34.76%	34.76%	17.32%	17.32%	22.57%	22.57%	-6.69%	-6.69%
MSCI EAFE Index	-6.86%	-6.86%	-1.24%	-1.24	2.85%	2.85%	3.75%	3.75%

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on November 3, 2010.
**Hybrid index performance reflects the performance of the Solactive Global Gold Explorers Total Return Index through November 30, 2016, the Solactive Global Gold Explorers & Developers Total Return Transition Index through April 30, 2017, and the Solactive Global Gold Explorers & Developers Total Return Index thereafter. This change was due to planned migration to the new Underlying Index, in an effort to provide broader exposure to the local market.

Management Discussion of Fund Performance (unaudited)
Global X Gold Explorers ETF

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. High short-term performance of the fund is unusual and investors should not expect such performance to be repeated.  Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.  Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Management Discussion of Fund Performance (unaudited)
Global X Copper Miners ETF

Global X Copper Miners ETF

The Global X Copper Miners ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Copper Miners Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the copper mining industry, as defined by Solactive AG, the provider of the Underlying Index.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 23.45%, while the Underlying Index increased 24.35%. The Fund had a net asset value of $17.47 per share on October 31, 2019 and ended the reporting period with a net asset value of $21.42 per share on October 31, 2020.
During the reporting period, the highest returns came from Zijin Mining Group Co., Ltd and Turquoise Hill Resources Ltd, which returned 116.43% and 87.98%, respectively. The worst performers were Glencore PLC and Vedanta Ltd, which returned -33.04% and -30.49%, respectively.
Copper-mining firms derive revenue from both the price of copper and the amount of copper they produce. These firms incur substantial fixed costs to mine the metal and therefore their earnings are significantly leveraged to copper price movements. Many copper miners also sell other metals and minerals that are byproducts of copper mining and are therefore exposed to the price movements of these materials as well. Demand for copper is closely tied to global economic activity, particularly in areas like real estate and infrastructure development, as copper is primarily used for industrial purposes such as electrical wiring and pipes. Copper spot prices gained around 15% year-over-year during the reporting period. Chile, the world’s largest copper producer, faced rising COVID-19 cases that reduced available supply. Moreover, union responses led to an interim suspension of operations at state-owned Codelco. Labor shortages due to the global pandemic and weather issues affected copper production in Panama and Peru. These forces combined to cause copper prices to increase and copper miners to enjoy solid returns during the reporting period.

Management Discussion of Fund Performance (unaudited)
Global X Copper Miners ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Copper Miners ETF	23.45%	23.98%	-3.92%	-3.75%	9.08%	8.77%	-4.53%	-4.49%
Solactive Global Copper Miners Total Return Index	24.35%	24.35%	-3.38%	-3.38%	9.89%	9.89%	-4.10%	-4.10%
MSCI EAFE Index	-6.86%	-6.86%	-1.24%	-1.24%	2.85%	2.85%	3.93%	3.93%

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on April 19, 2010.
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.  Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.

Management Discussion of Fund Performance (unaudited)
Global X Copper Miners ETF

There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices on previous page.

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

Global X Uranium ETF

The Global X Uranium ETF (“Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Uranium & Nuclear Components Total Return Index (“Underlying Index”). The Fund is passively managed, which means the investment adviser does not attempt to take defensive positions in declining markets. The Fund generally seeks to fully replicate the Underlying Index.
The Underlying Index is designed to measure broad-based equity market performance of global companies involved in the uranium industry, as defined by Solactive AG, the provider of the Underlying Index.
For the 12-month period ended October 31, 2020 (the “reporting period”), the Fund increased 1.72%, while the Underlying Index increased 1.36%. The Fund had a net asset value of $10.92 per share on October 31, 2019 and ended the reporting period with a net asset value of $10.87 per share on October 31, 2020.
During the reporting period, the highest returns came from Doosan Heavy Industries & Construction Co., Ltd and Greenland Minerals Ltd, which returned 146.93% and 122.35%, respectively. The worst performers were Mitsubishi Heavy Industries, Ltd and Graham Corporation, which returned -46.11% and -42.43%, respectively.
Electricity generated from nuclear reactors globally increased for the seventh consecutive year in 2019 but fell in 2020, due to the lack of demand during the COVID-19 pandemic. The spot price of uranium (U3O8) did continue to rise by approximately 35% since the start of 2020, caused by concerns over COVID-19, resulting in supply cutbacks by major uranium producers. Kazatomprom, a major uranium producer, reduced its production levels by 20%. In March 2020, Cameco, another major producer, announced the temporary suspension of production at the world’s largest operating uranium mine. These supply constraints tend to have a positive impact on uranium prices. The European Union also made a significant announcement to include nuclear energy as part of the solution to make its economy carbon-neutral by 2050. As of October 31, 2020, there were 441 nuclear reactors globally and 53 new ones were under construction.

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED OCTOBER 31, 2020
	One Year Return		Three Year Return		Five Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Global X Uranium ETF	1.72%	2.00%	-1.12%	-1.44%	-3.35%	-3.36%	-18.08%	-18.15%
Hybrid Solactive Global Uranium Total Return Index/ Solactive Global Uranium & Nuclear Components Transition TR Index/Solactive Global Uranium & Nuclear Components Total Return Index**	1.36%	1.36%	-0.02%	-0.02%	-2.68%	-2.68%	-17.59%	-17.59%
MSCI EAFE Index	-6.86%	-6.86%	-1.24%	-1.24%	2.85%	2.85%	3.45%	3.45%

Growth of a $10,000 Investment
(at Net Asset Value)

*Fund commenced operations on November 4, 2010.
**Hybrid index performance reflects the performance of the Solactive Global Uranium Total Return Index through April 30, 2018, the Solactive Global Uranium & Nuclear Components Transition TR Index through July 31, 2018, and the Solactive Global Uranium & Nuclear Components Total Return Index thereafter. This change was due to planned migration to the new Underlying Index, in an effort to provide broader exposure to the local market.
The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States & Canada.

Management Discussion of Fund Performance (unaudited)
Global X Uranium ETF

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Performance figures for the periods shown may reflect contractual fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements (if applicable), returns would have been lower.
There are no assurances that the Fund will meet its stated objectives.
The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
See definition of comparative indices above.

Schedule of Investments
October 31, 2020

Global X Silver Miners ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.7%
AUSTRALIA— 0.3%
Materials — 0.3%
Kingsgate Consolidated *	2,045,649	$1,098,969
Silver Mines *	10,925,236	1,496,093
TOTAL AUSTRALIA		2,595,062
BOSNIA AND HERZEGOVINA— 0.2%
Materials — 0.2%
Adriatic Metals PLC, CDI *	1,015,324	1,625,671
BRAZIL— 22.3%
Materials — 22.3%
Wheaton Precious Metals	4,752,736	219,148,657
CANADA— 35.7%
Industrials — 0.6%
Alexco Resource * (A)	2,476,280	6,165,937
Materials — 35.1%
AbraPlata Resource *	1,206,962	257,985
Aftermath Silver *	843,963	474,723
Almaden Minerals *	1,995,508	1,969,367
Americas Gold & Silver * (A)	2,101,644	5,406,412
Aurcana Silver *	806,866	472,011
Bear Creek Mining * (A)	2,051,620	4,908,440
Discovery Metals *	1,344,356	1,492,217
Endeavour Silver *	2,915,457	9,271,153

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
October 31, 2020

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Excellon Resources * (A)	440,780	$991,743
First Majestic Silver * (A)	3,808,552	38,932,436
Fortuna Silver Mines * (A)	3,672,184	24,263,652
GoGold Resources *	4,264,440	4,701,486
Great Panther Mining * (A)	6,527,024	5,221,619
IMPACT Silver *	516,055	340,592
Integra Resources *	177,683	553,031
Kootenay Silver *	1,181,528	319,009
MAG Silver * (A)	1,655,502	27,948,663
McEwen Mining * (A)	6,357,099	6,175,286
New Pacific Metals * (A)	1,548,999	6,935,556
Pan American Silver	3,582,128	113,911,670
Prime Mining *	260,584	279,473
Silver One Resources *	1,160,170	452,461
Silvercorp Metals (A)	3,270,567	22,026,993
SilverCrest Metals * (A)	2,331,509	21,070,749
SSR Mining *	2,574,507	47,654,125
		346,030,852
TOTAL CANADA		352,196,789
MEXICO— 8.8%
Materials — 8.8%
Fresnillo	2,878,274	43,263,428
Industrias Penoles	2,754,590	43,726,487
TOTAL MEXICO		86,989,915
PERU— 7.0%
Materials — 7.0%
Cia de Minas Buenaventura ADR	4,058,491	49,797,685
Hochschild Mining *	4,812,431	13,689,356
Volcan Cia Minera SAA *	56,289,662	5,855,801
TOTAL PERU		69,342,842

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
October 31, 2020

Global X Silver Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
RUSSIA— 12.4%
Materials — 12.4%
Polymetal International	5,751,837	$121,930,912
SOUTH KOREA— 4.3%
Materials — 4.3%
Korea Zinc	126,742	42,723,905
UNITED STATES— 7.7%
Materials — 7.7%
Coeur d’Alene Mines *	4,159,761	29,409,510
Gold Resource (A)	1,276,325	3,497,131
Hecla Mining	9,432,837	43,202,393
TOTAL UNITED STATES		76,109,034
TOTAL COMMON STOCK
(Cost $781,470,820)		972,662,787

SHORT-TERM INVESTMENT(B)(C) — 1.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $9,571,000)	9,571,000	9,571,000

REPURCHASE AGREEMENT(B) — 8.4%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $82,926,388 (collateralized by U.S. Treasury Obligations, ranging in par value $3,899,440 - $13,442,481, 1.625%, 11/15/2022, with a total market value of $84,554,326)

(Cost $82,912,569)	$82,912,569	82,912,569
TOTAL INVESTMENTS — 108.1%
(Cost $873,954,389)		$1,065,146,356

Percentages are based on Net Assets of $984,992,684.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
October 31, 2020

Global X Silver Miners ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $77,176,434.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $92,483,569.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$972,662,787	$—	$—	$972,662,787
Short-Term Investment	9,571,000	—	—	9,571,000
Repurchase Agreement	—	82,912,569	—	82,912,569
Total Investments in Securities	$982,233,787	$82,912,569	$—	$1,065,146,356

For the year ended October 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
October 31, 2020

Global X Gold Explorers ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.7%
AUSTRALIA— 23.0%
Materials — 23.0%
Bellevue Gold *	489,730	$390,342
De Grey Mining *	937,211	723,974
Gold Road Resources *	856,743	794,178
OceanaGold *	735,315	959,574
Perseus Mining *	1,244,581	1,061,922
Ramelius Resources	790,860	1,071,889
Regis Resources	537,108	1,565,319
Resolute Mining * (A)	1,104,099	620,285
Saracen Mineral Holdings *	617,526	2,445,836
Silver Lake Resources *	911,976	1,351,322
SolGold *	898,401	397,857
St. Barbara	744,269	1,385,061
West African Resources * (A)	841,202	567,106
Westgold Resources *	349,068	629,994
TOTAL AUSTRALIA		13,964,659
CANADA— 48.9%
Materials — 48.9%
Alamos Gold, Cl A	310,924	2,837,923
B2Gold	385,345	2,476,774
Dundee Precious Metals	172,828	1,145,835
Equinox Gold *	207,277	2,212,136
K92 Mining *	208,630	1,103,117

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
October 31, 2020

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Kirkland Lake Gold	53,113	$2,417,939
Lundin Gold *	65,837	548,086
McEwen Mining * (A)	341,100	331,345
New Gold *	564,670	1,143,443
Novagold Resources *	255,539	2,647,384
Novo Resources * (A)	139,053	334,766
Osisko Mining *	292,107	804,015
Premier Gold Mines * (A)	224,285	460,900
Pretium Resources *	194,843	2,374,619
Roxgold *	345,264	447,974
Sabina Gold & Silver *	290,147	548,371
Seabridge Gold * (A)	54,628	1,052,135
SSR Mining *	136,464	2,523,870
Teranga Gold *	120,018	1,247,572
Torex Gold Resources *	82,846	1,115,922
Victoria Gold *	52,816	579,516
Wesdome Gold Mines *	130,893	1,294,843
TOTAL CANADA		29,648,485
CÔTE D’IVOIRE— 4.0%
Materials — 4.0%
Endeavour Mining *	99,134	2,429,744
EGYPT— 3.0%
Materials — 3.0%
Centamin	1,127,095	1,806,354
INDONESIA— 2.3%
Materials — 2.3%
Aneka Tambang	6,727,300	485,286
Merdeka Copper Gold *	7,332,100	917,452
TOTAL INDONESIA		1,402,738

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
October 31, 2020

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — continued
PERU— 1.1%
Materials — 1.1%
Hochschild Mining *	238,562	$678,609
RUSSIA— 3.0%
Materials — 3.0%
Highland Gold Mining	201,481	780,498
Petropavlovsk * (A)	2,976,126	1,027,445
TOTAL RUSSIA		1,807,943
TURKEY— 3.6%
Materials — 3.6%
Eldorado Gold *	142,497	1,784,753
Koza Altin Isletmeleri *	49,531	434,866
TOTAL TURKEY		2,219,619
UNITED KINGDOM— 1.9%
Materials — 1.9%
Greatland Gold * (A)	3,799,572	1,129,948
UNITED STATES— 7.9%
Materials — 7.9%
Argonaut Gold * (A)	295,261	549,179
Coeur d’Alene Mines *	217,364	1,536,763
Golden Star Resources * (A)	73,453	298,219
Hecla Mining	525,884	2,408,549
TOTAL UNITED STATES		4,792,710
TOTAL COMMON STOCK
(Cost $46,552,537)		59,880,809

SHORT-TERM INVESTMENT(B)(C) — 0.6%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $366,501)	366,501	366,501

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
October 31, 2020

Global X Gold Explorers ETF

	Face Amount	Value
REPURCHASE AGREEMENT(B) — 5.2%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $3,175,490 (collateralized by U.S. Treasury Obligations, ranging in par value
$149,321 - $514,751, 1.625%, 11/15/2022, with a total market value of $3,237,827)

(Cost $3,174,961)	$3,174,961	$3,174,961
TOTAL INVESTMENTS — 104.5%
(Cost $50,093,999)		$63,422,271

Percentages are based on Net Assets of $60,669,837.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $3,087,310.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $3,541,462.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

Cl — Class

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$58,478,071	$1,402,738	$—	$59,880,809
Short-Term Investment	366,501	—	—	366,501
Repurchase Agreement	—	3,174,961	—	3,174,961
Total Investments in Securities	$58,844,572	$4,577,699	$—	$63,422,271

For the year ended October 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
 October 31, 2020

Global X Copper Miners ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 98.4%
AUSTRALIA— 12.0%
Materials — 12.0%
Glencore *	2,313,645	$4,663,787
OZ Minerals	463,996	4,842,015
Sandfire Resources	522,597	1,622,117
SolGold *	2,964,033	1,312,621
TOTAL AUSTRALIA		12,440,540
CANADA— 15.9%
Materials — 15.9%
Altius Minerals	125,032	992,117
Capstone Mining *	344,664	431,686
ERO Copper *	232,334	3,040,633
Ivanhoe Mines, Cl A *	1,367,119	5,372,710
Northern Dynasty Minerals * (A)	1,534,188	1,360,058
Taseko Mines *	755,050	706,500
Teck Resources, Cl B	355,662	4,670,673
TOTAL CANADA		16,574,377
CHILE— 9.5%
Materials — 9.5%
Antofagasta	364,992	4,858,537
Lundin Mining	822,312	4,964,647
TOTAL CHILE		9,823,184

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
 October 31, 2020

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — continued
CHINA— 13.9%
Materials — 13.9%
China Gold International Resources *	549,500	$677,411
Jiangxi Copper, Cl H	3,501,229	4,162,728
Jinchuan Group International Resources (A)	31,136,900	2,931,061
MMG * (A)	7,152,700	1,687,904
Zijin Mining Group, Cl H	6,823,960	4,936,577
TOTAL CHINA		14,395,681
INDIA— 4.7%
Materials — 4.7%
Vedanta ADR	951,160	4,869,939
JAPAN— 0.7%
Materials — 0.7%
Nittetsu Mining	17,570	758,834
KAZAKHSTAN— 5.2%
Materials — 5.2%
KAZ Minerals	666,936	5,432,760
MEXICO— 4.8%
Materials — 4.8%
Grupo Mexico, Cl B	1,776,287	5,029,787
MONGOLIA— 2.4%
Materials — 2.4%
Turquoise Hill Resources *	320,027	2,512,212
PERU— 8.8%
Materials — 8.8%
HudBay Minerals, Cl B	842,375	3,796,958
Southern Copper	101,302	5,302,147
TOTAL PERU		9,099,105
POLAND— 4.4%
Materials — 4.4%
KGHM Polska Miedz *	151,963	4,529,714

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
 October 31, 2020

Global X Copper Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
SWEDEN— 4.6%
Materials — 4.6%
Boliden	173,717	$4,746,350
UNITED KINGDOM— 1.2%
Materials — 1.2%
Central Asia Metals *	552,566	1,203,157
UNITED STATES— 4.7%
Materials — 4.7%
Freeport-McMoRan Copper & Gold *	282,385	4,896,556
ZAMBIA— 5.6%
Materials — 5.6%
First Quantum Minerals	509,043	5,845,013
TOTAL COMMON STOCK
(Cost $103,124,596)		102,157,209

SHORT-TERM INVESTMENT(B)(C) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $432,269)	432,269	432,269

REPURCHASE AGREEMENT(B) — 3.6%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $3,745,325 (collateralized by U.S. Treasury Obligations, ranging in par value $176,116 - $607,122, 1.625%, 11/15/2022, with a total market value of $3,818,848)

(Cost $3,744,701)	$3,744,701	$3,744,701
TOTAL INVESTMENTS — 102.4%
(Cost $107,301,566)		$106,334,179

Percentages are based on Net Assets of $103,887,729.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
 October 31, 2020

Global X Copper Miners ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $3,884,210.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $4,176,970.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$102,157,209	$—	$—	$102,157,209
Short-Term Investment	432,269	—	—	432,269
Repurchase Agreement	—	3,744,701	—	3,744,701
Total Investments in Securities	$102,589,478	$3,744,701	$—	$106,334,179

For the year ended October 31, 2020, there were no transfers in or out of Level 3.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
October 31, 2020

Global X Uranium ETF

Sector Weightings (Unaudited)†:

† Sector weightings percentages are based on the total market value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Note 2 and 7 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA— 8.0%
Energy — 2.2%
Boss Resources * (A)	19,440,606	$873,741
Paladin Energy * (A)	24,152,222	2,204,924
		3,078,665
Financials — 2.1%
Macquarie Group (A)	33,134	2,949,272
Materials — 3.7%
BHP Group	127,899	2,464,379
Rio Tinto	48,529	2,733,914
		5,198,293
TOTAL AUSTRALIA		11,226,230
CANADA— 38.9%
Energy — 30.0%
Cameco (A)	3,234,327	30,709,551
Denison Mines * (A)	9,546,739	3,365,183
Fission Uranium * (A)	5,894,111	1,171,440
NexGen Energy * (A)	4,301,708	7,194,517
		42,440,691

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
October 31, 2020

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
Financials — 4.2%
Uranium Participation *	1,990,771	$5,972,238
Industrials — 2.0%
Aecon Group	271,264	2,892,994
Materials — 2.7%
Barrick Gold * (A)	111,519	2,980,903
Global Atomic * (A)	1,997,251	898,752
		3,879,655
TOTAL CANADA		55,185,578
CHINA— 2.1%
Utilities — 2.1%
CGN Power, Cl H	13,875,986	2,970,288
JAPAN— 5.9%
Industrials — 5.9%
ITOCHU (A)	125,410	2,999,091
Mitsubishi Heavy Industries (A)	121,690	2,601,074
Sumitomo (A)	252,550	2,764,908
TOTAL JAPAN		8,365,073
KAZAKHSTAN— 24.1%
Energy — 24.1%
NAC Kazatomprom JSC GDR	2,401,439	34,100,434
SOUTH AFRICA— 2.1%
Materials — 2.1%
Sibanye Stillwater	1,057,575	3,054,512
SOUTH KOREA— 11.3%
Industrials — 11.3%
Daewoo Engineering & Construction *	1,019,319	2,694,948
Doosan Heavy Industries & Construction *	394,168	4,776,426
GS Engineering & Construction	129,563	3,048,675
Hyundai Engineering & Construction	99,106	2,677,006
Samsung C&T	28,291	2,755,050
TOTAL SOUTH KOREA		15,952,105

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
October 31, 2020

Global X Uranium ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 2.1%
Industrials — 2.1%
Yellow Cake * (A)	1,197,662	$2,942,278
UNITED STATES— 5.1%
Energy — 5.1%
Centrus Energy, Cl A *	119,047	1,155,946
Energy Fuels * (A)	1,803,488	2,705,198
Uranium Energy * (A)	2,681,544	2,313,100
Ur-Energy *	2,347,622	1,069,577
TOTAL UNITED STATES		7,243,821
TOTAL COMMON STOCK
(Cost $152,590,127)		141,040,319

	Number Of Rights
RIGHT — 0.4%
SOUTH KOREA — 0.4%
Doosan Heavy Industries & Construction* (B)(C)(D)	154,233	558,648

TOTAL RIGHT (Cost $–)		558,648

SHORT-TERM INVESTMENT(E)(F) — 1.8%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.010%
(Cost $2,548,179)	2,548,179	2,548,179

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
October 31, 2020

Global X Uranium ETF

	Face Amount	Value
REPURCHASE AGREEMENT(E) — 15.6%
BNP Paribas
0.060%, dated 10/30/20, to be repurchased on 11/02/20, repurchase price $22,078,287 (collateralized by U.S. Treasury Obligations, ranging in par value $1,038,185 - $3,578,921, 1.625%, 11/15/2022, with a total market value of $22,511,711)

(Cost $22,074,608)	$22,074,608	$22,074,608
TOTAL INVESTMENTS — 117.4%
(Cost $177,212,914)		$166,221,754

Percentages are based on Net Assets of $141,608,965.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at October 31, 2020. The total value of securities on loan at October 31, 2020 was $18,576,538.
(B)	Level 3 security in accordance with the fair value hierarchy.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of October 31, 2020, was $558,648 and represents 0.4% of Net Assets.

(D)	Security considered illiquid. The total value of such securities as of October 31, 2020 was $558,648 and represented 0.4% of Net Assets.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of October 31, 2020, was $24,622,787.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of October 31, 2020.

Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
October 31, 2020

Global X Uranium ETF

The following is a summary of the level of inputs used as of October 31, 2020, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3 (1)	Total
Common Stock	$141,040,319	$—	$—	$141,040,319
Right	—	—	558,648	558,648
Short-Term Investment	2,548,179	—	—	2,548,179
Repurchase Agreement	—	22,074,608	—	22,074,608
Total Investments in Securities	$143,588,498	$22,074,608	$558,648	$166,221,754

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the year ended October 31, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2020

	Global X Silver Miners ETF		Global X Gold Explorers ETF		Global X Copper Miners ETF
Assets:
Cost of Investments	$791,041,820		$46,919,038		$103,556,865
Cost of Repurchase Agreement	82,912,569		3,174,961		3,744,701
Cost of Foreign Currency	642,626		3		—
Investments, at Value	$982,233,787	*	$60,247,310	*	$102,589,478	*
Repurchase Agreement, at Value	82,912,569		3,174,961		3,744,701
Cash	7,423,530		59,667		368,637
Foreign Currency, at Value	642,738		3		11
Receivable for Investment Securities Sold	62,008,402		5,001,140		7,811,134
Dividend and Interest Receivable	239,064		9,070		350,013
Reclaim Receivable	60,780		—		—
Unrealized Appreciation on Spot Contracts	1,297		—		3,785
Total Assets	1,135,522,167		68,492,151		114,867,759
Liabilities:
Obligation to Return Securities Lending Collateral	92,483,569		3,541,462		4,176,970
Payable for Investment Securities Purchased	57,299,351		4,244,323		6,741,169
Payable due to Investment Adviser	573,783		36,529		56,971
Due to Broker	163,671		—		—
Unrealized Depreciation on Spot Contracts	9,109		—		4,920
Total Liabilities	150,529,483		7,822,314		10,980,030
Net Assets	$984,992,684		$60,669,837		$103,887,729
Net Assets Consist of:
Paid-in Capital	$1,159,602,731		$113,682,899		$137,965,202
Total Distributable Loss	(174,610,047)		(53,013,062)		(34,077,473)
Net Assets	$984,992,684		$60,669,837		$103,887,729
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	23,297,318		1,812,054		4,849,374
Net Asset Value, Offering and Redemption Price Per Share	$42.28		$33.48		$21.42
*Includes Market Value of Securities on Loan	$77,176,434		$3,087,310		$3,884,210

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
October 31, 2020

	Global X Uranium ETF
Assets:
Cost of Investments	$155,138,306
Cost of Repurchase Agreement	22,074,608
Cost of Foreign Currency	28
Investments, at Value	$144,147,146	*
Repurchase Agreement, at Value	22,074,608
Foreign Currency, at Value	24
Dividend and Interest Receivable	138,390
Total Assets	166,360,168
Liabilities:
Obligation to Return Securities Lending Collateral	24,622,787
Payable due to Investment Adviser	85,698
Cash Overdraft	42,718
Payable for Capital Shares Redeemed	—
Total Liabilities	24,751,203
Net Assets	$141,608,965
Net Assets Consist of:
Paid-in Capital	$631,774,735
Total Distributable Loss	(490,165,770)
Net Assets	$141,608,965
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	13,031,666
Net Asset Value, Offering and Redemption Price Per Share	$10.87
*Includes Market Value of Securities on Loan	$18,576,538

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2020

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF
Investment Income:
Dividend Income	$9,124,032	$339,553	$1,387,857
Interest Income	4,780	248	314
Security Lending Income	2,011,491	80,129	143,519
Less: Foreign Taxes Withheld	(611,315)	(12,335)	(155,477)
Total Investment Income	10,528,988	407,595	1,376,213
Supervision and Administration Fees(1)	4,422,725	310,944	467,753
Custodian Fees(2)	7,900	368	492
Total Expenses	4,430,625	311,312	468,245
Net Investment Income	6,098,363	96,283	907,968
Net Realized Gain (Loss) on:
Investments(3)	10,426,320	2,302,278	(9,082,576)
Foreign Currency Transactions	(87,767)	1,449	(10,422)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	10,338,553	2,303,727	(9,092,998)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	166,137,428	8,446,063	17,173,229
Foreign Currency Translations	519	(17)	(2,356)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	166,137,947	8,446,046	17,170,873
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	176,476,500	10,749,773	8,077,875
Net Increase in Net Assets Resulting from Operations	$182,574,863	$10,846,056	$8,985,843

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the year ended October 31, 2020

Global X Uranium ETF
Investment Income:
Dividend Income	$4,477,023
Interest Income	5,265
Security Lending Income	66,419
Less: Foreign Taxes Withheld	(247,845)
Total Investment Income	4,300,862
Supervision and Administration Fees(1)	1,089,760
Custodian Fees(2)	3,973
Total Expenses	1,093,733
Net Investment Income	3,207,129
Net Realized Gain (Loss) on:
Investments(3)	(27,397,815)
Foreign Currency Transactions	589
Net Realized Loss on Investments and Foreign Currency Transactions	(27,397,226)
Net Change in Unrealized Appreciation on:
Investments	21,089,179
Foreign Currency Translations	950
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	21,090,129
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(6,307,097)
Net Decrease in Net Assets Resulting from Operations	$(3,099,968)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Silver Miners ETF		Global X Gold Explorers ETF
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income	$6,098,363	$3,061,753	$96,283	$71,824
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	10,338,553	(18,867,140)	2,303,727	868,152
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	166,137,947	124,559,124	8,446,046	10,352,164
Net Increase in Net Assets Resulting from Operations	182,574,863	108,753,737	10,846,056	11,292,140
Distributions	(9,504,825)	(5,525,823)	(723,922)	(24,354)
Capital Share Transactions:
Issued	386,427,431	179,965,995	17,458,011	5,224,767
Redeemed	(100,095,418)	(59,118,712)	(10,379,938)	(5,605,108)
Increase (Decrease) in Net Assets from Capital Share Transactions	286,332,013	120,847,283	7,078,073	(380,341)
Total Increase in Net Assets	459,402,051	224,075,197	17,200,207	10,887,445
Net Assets:
Beginning of Year	525,590,633	301,515,436	43,469,630	32,582,185
End of Year	$984,992,684	$525,590,633	$60,669,837	$43,469,630
Share Transactions:
Issued	9,350,000	6,500,000	500,000	200,000
Redeemed	(3,350,000)	(2,200,000)	(400,000)	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	6,000,000	4,300,000	100,000	(50,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Copper Miners ETF		Global X Uranium ETF
	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2020	Year Ended October 31, 2019
Operations:
Net Investment Income	$907,968	$1,098,818	$3,207,129	$3,472,315
Net Realized Loss on Investments and Foreign Currency Transactions(1)	(9,092,998)	(2,103,004)	(27,397,226)	(24,129,651)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	17,170,873	(140,224)	21,090,129	3,723,140
Net Increase (Decrease) in Net Assets Resulting from Operations	8,985,843	(1,144,410)	(3,099,968)	(16,934,196)
Distributions	(482,851)	(2,203,738)	(3,325,778)	(3,082,771)
Capital Share Transactions:
Issued	67,888,920	9,387,014	17,249,082	98,884
Redeemed	(20,525,235)	(26,815,633)	(56,830,079)	(101,419,571)
Increase (Decrease) in Net Assets from Capital Share Transactions	47,363,685	(17,428,619)	(39,580,997)	(101,320,687)
Total Increase (Decrease) in Net Assets	55,866,677	(20,776,767)	(46,006,743)	(121,337,654)
Net Assets:
Beginning of Year	48,021,052	68,797,819	187,615,708	308,953,362
End of Year	$103,887,729	$48,021,052	$141,608,965	$187,615,708
Share Transactions:
Issued	3,550,000	500,000	1,450,000	—
Redeemed	(1,450,000)	(1,300,000)	(5,600,000)	(8,400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,100,000	(800,000)	(4,150,000)	(8,400,000)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Return of Capital ($)
Global X Silver Miners ETF
2020	30.39	0.33	12.11	12.44	(0.55)	—
2019	23.20	0.21	7.38	7.59	(0.40)	—
2018	31.96	0.32	(9.07)	(8.75)	(0.01)	—
2017	40.61	0.20	(7.78)	(7.58)	(1.06)	(0.01)
2016	20.83	0.05	19.80	19.85	(0.07)	—
Global X Gold Explorers ETF
2020	25.39	0.06	8.47	8.53	(0.44)	—
2019	18.49	0.04	6.87	6.91	(0.01)	—
2018	21.46	0.06	(3.03)	(2.97)	—	—
2017	34.95	0.07	(5.51)	(5.44)	(8.05)	—
2016	19.89	(0.06)	17.04	16.98	(1.92)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

(0.55)	42.28	41.40	984,993	0.65	0.90	19.95
(0.40)	30.39	33.08	525,591	0.66	0.80	42.16
(0.01)	23.20	(27.40)	301,515	0.65	1.10	25.71
(1.07)	31.96	(18.61)	378,656	0.65	0.56	24.46
(0.07)	40.61	95.69	379,617	0.65	0.17	27.45

(0.44)	33.48	34.03	60,670	0.65	0.20	18.81
(0.01)	25.39	37.40	43,470	0.65	0.19	16.35
—	18.49	(13.84)	32,582	0.65	0.26	20.31
(8.05)	21.46	(13.61)	44,256	0.66	0.31	84.00
(1.92)	34.95	95.95	72,074	0.66	(0.22)	17.06

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Total from Distributions ($)
Global X Copper Miners ETF
2020	17.47	0.23	3.85	4.08	(0.13)	(0.13)
2019	19.38	0.37	(1.58)	(1.21)	(0.70)	(0.70)
2018	25.61	0.43	(6.23)	(5.80)	(0.43)	(0.43)
2017	17.60	0.20	7.93	8.13	(0.12)	(0.12)
2016	14.98	0.07	2.69	2.76	(0.14)	(0.14)
Global X Uranium ETF
2020	10.92	0.22	(0.03)	0.19	(0.24)	(0.24)
2019	12.08	0.17	(1.17)	(1.00)	(0.16)	(0.16)
2018	11.88	0.03	0.48	0.51	(0.31)	(0.31)
2017	12.08	0.16	0.58	0.74	(0.94)	(0.94)
2016	14.94	0.09	(2.68)	(2.59)	(0.27)	(0.27)

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover (%)††

21.42	23.45	103,888	0.65	1.26	16.85
17.47	(6.51)	48,021	0.65	1.89	18.77
19.38	(23.12)	68,798	0.65	1.74	1.19
25.61	46.38	66,567	0.65	0.89	43.58
17.60	18.88	25,504	0.65	0.57	34.73

10.87	1.72	141,609	0.69	2.03	59.21
10.92	(8.42)	187,616	0.71	1.46	23.93
12.08	3.79	308,953	0.72	0.20	54.06
11.88	5.75	236,218	0.69	1.16	11.95
12.08	(17.53)	102,437	0.70	0.71	14.48

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
October 31, 2020

1. ORGANIZATION
The Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of October 31, 2020, the Trust had eighty-seven portfolios, seventy-seven of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF and Global X Uranium ETF (the “Funds”). Each Fund has elected non-diversified status.
On August 28, 2020, the Global X Fertilizers/Potash ETF was liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES — The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES — Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Easten time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximate fair value (absent both bid and asked prices on such exchange, the bid price may be used). For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent,

Notes to Financial Statements (continued)
October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less will be valued at their market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment adviser (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of October 31, 2020, there was $556,648 of fair valued securities in Global X Uranium ETF. There were no other securities priced using the Fair Value Procedures.

Notes to Financial Statements (continued)
October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the year ended October 31, 2020, there have been no significant changes to the Funds’ fair valuation methodologies.
The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.
DUE TO/FROM BROKERS — Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties at October 31, 2020. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business. In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.

Notes to Financial Statements (continued)
October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“custodian”), and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
As of October 31, 2020, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received	Net Amount(2)
Global X Silver Miners ETF
BNP Paribas	$82,912,569	$82,912,569	$-	$-
Global X Gold Explorers ETF
BNP Paribas	3,174,961	3,174,961	-	-
Global X Copper Miners ETF
BNP Paribas	3,744,701	3,744,701	-	-
Global X Uranium ETF
BNP Paribas	22,074,608	22,074,608	-	-

(1) Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2) Net Amount represents the net amount receivable due from the counterparty in the event of default.

Notes to Financial Statements (continued)
October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax position in the current period. Management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable) and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.
If the Funds have foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Funds.
As of and during the year ended October 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign

Notes to Financial Statements (continued)
October 31, 2020

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.
CREATION UNITS — The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 50,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day. If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value as of October 31, 2020	Redemption Fee
Global X Silver Miners ETF	50,000	$500	$2,114,000	$500
Global X Gold Explorers ETF	50,000	1,000	1,674,000	1,000
Global X Copper Miners ETF	50,000	800	1,071,000	800
Global X Uranium ETF	50,000	500	543,500	500

CASH OVERDRAFT CHARGES — Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%. Cash overdraft charges are included in custodian fees on the Statements of Operations.
3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”).  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group. The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is

Notes to Financial Statements (continued)
October 31, 2020

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution services agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate investment advisory agreement), under what is essentially an “all-in” fee structure. For the Adviser’s services to the Funds, under the supervision and administration agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund) (the “Supervision and Administration Fee”). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the supervision and administration agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).
Supervision and
Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%

SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its

Notes to Financial Statements (continued)
October 31, 2020

3. RELATED PARTIES AND SERVICE PROVIDER TRANSACTIONS (continued)
registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as  contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement; rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as transfer agent and custodian of the Funds’ assets. As custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds, (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments, (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund, (2) make dividend and other distributions to shareholders of each Fund, (3) respond to correspondence by shareholders and others relating to its duties; (4) maintain shareholder accounts, and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the year ended October 31, 2020, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:
	Purchases	Sales and Maturities
Global X Silver Miners ETF	$136,470,058	$141,635,911
Global X Gold Explorers ETF	9,020,089	10,431,872
Global X Copper Miners ETF	13,338,880	11,952,470
Global X Uranium ETF	92,889,589	99,080,932

Notes to Financial Statements (continued)
October 31, 2020

4. INVESTMENT TRANSACTIONS (Continued)
For the year ended October 31, 2020, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$371,340,068	$92,078,610	$25,856,519
Global X Gold Explorers ETF	17,475,599	10,363,817	3,303,412
Global X Copper Miners ETF	65,433,662	20,500,707	(4,865,832)
Global X Uranium ETF	14,670,739	47,823,356	(1,342,002)

For the year ended October 31, 2019, in-kind transactions associated with creations and redemptions were:
	Purchases	Sales and Maturities	Realized Gain (Loss)
Global X Silver Miners ETF	$158,607,185	$50,765,722	$11,197,503
Global X Gold Explorers ETF	5,227,925	5,604,288	1,426,219
Global X Copper Miners ETF	8,506,427	26,798,228	1,511,179
Global X Uranium ETF	-	82,358,289	8,182,876

During the year ended October 31, 2020, there were no purchases or sales of long-term U.S. Government securities for the Funds.
5. TAX INFORMATION
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The following differences, primarily attributable to net operating losses, foreign currency, redemptions in-kind and sales of passive foreign investment companies have been reclassified to/from the following accounts during the fiscal year ended October 31, 2020:

Notes to Financial Statements (continued)
October 31, 2020

5. TAX INFORMATION (continued)

Global X Funds	Paid-in Capital	Distributable Earnings (Loss)
Global X Silver Miners ETF	$20,527,676	$(20,527,676)
Global X Gold Explorers ETF	2,138,085	(2,138,085)
Global X Copper Miners ETF	(5,482,310)	5,482,310
Global X Uranium ETF	(5,168,838)	5,168,838

These reclassifications have no impact on net assets or NAV per share.
The tax character of dividends and distributions declared during the years ended October 31, 2020 and 2019 were as follows:
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Silver Miners ETF
2020	$9,504,825	$–	$–	$9,504,825
2019	5,525,823	–	–	5,525,823
Global X Gold Explorers ETF
2020	$723,922	$–	$–	$723,922
2019	24,354	–	–	24,354
Global X Copper Miners ETF
2020	$482,851	$–	$–	$482,851
2019	2,203,738	–	–	2,203,738
Global X Uranium ETF
2020	$3,325,778	$–	$–	$3,325,778
2019	3,082,771	–	–	3,082,771

As of October 31, 2020, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Copper Miners ETF	Global X Uranium ETF
Undistributed Ordinary Income	$16,680,323	$1,622,724	$2,189,270	$1,292,887
Capital Loss Carryforwards	(335,997,413)	(64,646,351)	(29,256,804)	(467,782,825)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	144,707,051	10,010,566	(9,563,755)	(23,675,835)
Other Temporary Differences	(8)	(1)	(7)	3
Total Accumulated Losses	$(174,610,047)	$(53,013,062)	$(36,631,296)	$(490,165,770)

Notes to Financial Statements (continued)
October 31, 2020

5. TAX INFORMATION (continued)
For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$61,079,213	$274,918,200	$335,997,413
Global X Gold Explorers ETF	13,512,849	51,133,502	64,646,351
Global X Copper Miners ETF	7,347,350	21,909,454	29,256,804
Global X Uranium ETF	79,900,314	387,882,511	467,782,825

During the year ended October 31, 2020, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$–	$2,431,036	$2,431,036

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2020 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Silver Miners ETF	$920,452,774	$203,162,941	$(58,455,890)	$144,707,051
Global X Gold Explorers ETF	53,411,704	16,371,317	(6,360,750)	10,010,567
Global X Copper Miners ETF	115,895,853	9,618,634	(19,182,388)	(9,563,754)
Global X Uranium ETF	189,898,909	7,786,674	(31,462,510)	(23,675,836)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.
6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization than the U.S. securities markets. In

Notes to Financial Statements (continued)
October 31, 2020

6. CONCENTRATION OF RISKS (continued)
certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.
The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the underlying index in approximately the same proportions as in the underlying index. Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the underlying indexes). Commodity related securities are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on the Funds.
Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
The London Interbank Offered Rate, or “LIBOR,” the offered rate for short-term Eurodollar deposits between major international banks, is used extensively in the United States and globally as a reference rate in various financing and commercial transactions. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the financial markets generally, transactions that use LIBOR as a reference rate and financial institutions that engage in such transactions, including issuers of securities in which the Funds may invest. As such, the potential effect of a transition away from LIBOR on Fund investments cannot yet be determined.

Notes to Financial Statements (continued)
October 31, 2020

7. LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short-term investments or U.S. Treasury obligations and is recognized in the Schedule of Investments and Statement of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statement of Assets and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of October 31, 2020, the value of securities on loan was $77,176,434, $3,087,310, $3,884,210 and $18,576,538 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF, and Global X Uranium ETF, respectively, and the cash collateral received from securities on loan was $92,483,569, $3,541,462, $4,176,970 and $24,622,787 for the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF and Global X Uranium ETF, respectively.
At October 31, 2020, the following Funds had securities on loan, by counterparty:

Notes to Financial Statements (continued)
October 31, 2020

7. LOANS OF PORTFOLIO SECURITIES (continued)

	Market Value	Cash Collateral
Global X Silver Miners ETF
Barclays Capital Inc.	$2,452,848	$2,507,705
BMO Capital Markets	3,964,450	4,110,000
BofA Securities, Inc.	2,793,923	4,403,403
Citigroup Global Markets Inc.	10,914,720	11,262,649
Credit Suisse Securities (USA)	1,069,833	1,109,817
Goldman, Sachs & Co.	17,337,460	17,861,270
JP Morgan Securities LLC	10,013,364	21,481,632
Morgan Stanley and Co., LLC	8,944,857	9,363,122
National Financial Services LLC	440,821	476,490
Scotia Capital USA Inc.	18,966,615	19,618,384
UBS AG London Branch	277,543	289,097
Global X Gold Explorers ETF
Barclays Bank Plc	$594,776	$646,000
Barclays Capital Inc.	129,647	136,539
BofA Securities, Inc.	805,108	1,115,004
Citigroup Global Markets Inc.	985,463	1,006,703
Goldman, Sachs & Co.	50,344	49,972
JP Morgan Securities LLC	28,890	30,240
Morgan Stanley and Co., LLC	383,462	418,764
UBS Securities LLC	109,620	138,240
Global X Copper Miners ETF
Barclays Capital Inc.	$237,405	$267,800
Credit Suisse Securities (USA)	596,969	673,400
JP Morgan Securities LLC	2,194,399	2,327,057
Morgan Stanley And Co., LLC	855,437	908,713
Global X Uranium ETF
Barclays Capital Inc.	$6,933,641	$7,209,033
BofA Securities, Inc.	523,254	5,549,143
Citigroup Global Markets Inc.	74,460	76,682
Credit Suisse Securities (USA)	4,625,103	4,967,543
Goldman, Sachs & Co.	2,154,599	2,259,473
JP Morgan Securities LLC	1,334,356	1,546,900
Scotia Capital USA Inc.	2,931,125	3,014,013

Notes to Financial Statements (continued)
October 31, 2020

7. LOANS OF PORTFOLIO SECURITIES (continued)
(1) It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.
9. NEW ACCOUNTING PRONOUNCEMENT
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosure requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.  The Funds early adopted this guidance as of November 1, 2019. The adoption of this guidance did not have a material impact on the financial statements.
10. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.
11. OTHER MATTER
The rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession, domestic and foreign political and

Notes to Financial Statements (continued)
October 31, 2020

11. OTHER MATTER (continued)
social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. The COVID-19 pandemic could adversely affect the value and liquidity of the Funds’ investments and negatively impact Fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Funds by their service providers.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF and Global X Uranium ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Copper Miners ETF and Global X Uranium ETF (four of the funds constituting the Global X Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2020, the related statements of operations for the year ended October 31, 2020, the statements of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2020, (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2020, and each of the financial highlights for each of the five years in the period ended October 31, 2020, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Report of Independent Registered Public Accounting Firm

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 24, 2020
We have served as the auditor of one or more investment companies in the Global X Funds since 2016.

Disclosure of Fund Expenses (unaudited)

ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.
Operating expenses such as these are deducted from a Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2020 through October 31, 2020.
The table on the next page illustrates your Fund’s costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (unaudited)

	Beginning Account Value 5/1/2020	Ending Account Value 10/31/2020	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$1,361.20	0.65%	$3.86
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30

Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$1,260.50	0.65%	$3.69
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30

Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$1,477.00	0.65%	$4.05
Hypothetical 5% Return	1,000.00	1,021.87	0.65	3.30

Global X Uranium ETF
Actual Fund Return	$1,000.00	$1,026.80	0.69%	$3.52
Hypothetical 5% Return	1,000.00	1,021.67	0.69	3.51

(1) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period.)

Liquidity risk management program (unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Committee (the “Committee”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
At a meeting of the Board held on May 29, 2020, the Trustees received a report from the Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from December 1, 2018 through December 31, 2019. The Committee’s report noted that the Committee had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and operated adequately and effectively to manage each Fund’s liquidity risk for the period covered by the report. The Committee’s report noted that, during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee’s report further noted that no material changes have been made to the Program since its implementation.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Supplemental Information (unaudited)

NAV is the price per Share at which a Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com.

Trustees and Officers of the Trust (unaudited)

Set forth below are the names, addresses, years of birth, positions with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of Funds in fund complex overseen by Trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust.

Name, Address (Year of Birth)	Position(s) Held with Trust	Principal Occupation(s) During the Past 5 Years	Number of Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Independent Trustees[1]
Charles A. Baker 605 Third Avenue, 43rd Floor New York, NY 10158 (1953)	Trustee (since 07/2018)	Chief Executive Officer of Investment Innovations LLC (investment consulting) (since 2013); Managing Director of NYSE Euronext (2003 to 2012)	77[2]	Trustee of OSI ETF Trust (since 2016)
Susan M. Ciccarone 605 Third Avenue, 43rd Floor New York, NY 10158 (1973)	Trustee (since 09/2019)	Partner, Further Global Capital Management (private equity) (since 2017); formerly Chief Operating Officer (2014-2016) and Chief Financial Officer (2012-2016), Emerging Global Advisors, LLC (ETF issuer)	77[2]	Chairman, Payment Alliance International, Inc. (since 2019); Director, Casa Holdco LP, parent of Celink (since 2018)
Clifford J. Weber 605 Third Avenue, 43rd Floor New York, NY 10158 (1963)	Trustee (since 07/2018)	Owner, Financial Products Consulting Group LLC (consulting services to financial institutions) (since 2015); Formerly, Executive Vice President of Global Index and Exchange-Traded Products, NYSE Market, Inc., a subsidiary of Intercontinental Exchange (ETF/ETP listing exchange) (2013-2015)	77[2]
Chairman (since 2017) and Trustee (since 2015) of Clough Funds Trust; Chairman and Trustee of Clayton Street Trust (since 2016); Chairman and Trustee of Janus Detroit Street Trust (since 2016); Chairman and Trustee of Elevation ETF Trust (2016-2018); Trustee of Clough Global Equity Fund (since 2017); Trustee of Clough Global Dividend and Income Fund (since 2017); and Trustee of Clough Global Opportunities Fund
(since 2017)

Trustees and Officers of the Trust (unaudited)

The Trust’s SAI includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-493-8631. The following chart lists Trustees and Officers as of October 31, 2020.

Name, Address (Year of Birth)	Position(s) Held with Funds	Principal Occupation(s) During the Past 5 Years	Number of Operational Funds in Trust Overseen by Trustee	Other Directorships Held by Trustees
Interested Trustee / Officers[1]
Luis Berruga 605 Third Avenue, 43rd Floor New York, NY 10158 (1977)	Trustee (since 07/2018); President (since 2018)	Chief Executive Officer, GXMC (since 07/2018), Chief Financial Officer (since 2/2014) and Chief Operating Officer (9/2015 - 7/2018); Investment Banker, Jefferies (2012-2014)	77[2]	None
Chang Kim 605 Third Avenue, 43rd Floor New York, NY 10158 (1984)	Chief Operating Officer; Treasurer, Principal Accounting Officer; and Chief Financial Officer (since 7/2018)	Chief Operating Officer, GXMC (since 7/2018), Head of Portfolio Management & Portfolio Administration (1/2017-7/2018); and Portfolio Manager (9/2009)	N/A	N/A
Susan Lively 605 Third Avenue, 43rd Floor New York, NY 10158 (1981)	Secretary (since 9/2020)	General Counsel, GXMC (since 9/2020); Senior Corporate Counsel at Franklin Templeton (previously, Managing Director and Associate General Counsel at Legg Mason & Co., LLC) (2014-2020)	N/A	N/A
Eric Griffith[3] One Freedom Valley Drive Oaks, PA 19456 (1969)	Assistant Secretary (since 2/2020)	Counsel, SEI Investments (since 10/2019); Vice President and Assistant General Counsel, JPMorgan Chase & Co. (2012-2018)	N/A	N/A
Joe Costello 605 Third Avenue, 43rd Floor New York, NY 10158 (1974)	Chief Compliance Officer (since 9/2016)	Chief Compliance Officer, FlexShares Funds (2011-2015); Vice President, Northern Trust Investments (2003 - 2015)	N/A	N/A

[1]	Each Trustee serves until his or her successor is duly elected or appointed and qualified.
[2]	As of October 31, 2020, the Trust had eighty-seven portfolios, seventy-seven of which were operational.
[3]	This officers of the Trust also serve as an officer of one or more mutual funds for which SEI Investments Company or an affiliate acts as investment manager, administrator or distributor.

notice to shareholders (unaudited)

For shareholders that do not have an October 31, 2020  tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2020  tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2020, the Funds have designated the following items with regard to distributions paid during the year.

	Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)
Global X Silver Miners ETF	0.00%	0.00%	100.00%	100.00%	0.00%	31.75%
Global X Gold Explorers ETF	0.00%	0.00%	100.00%	100.00%	1.71%	20.17%
Global X Copper Miners ETF	0.00%	0.00%	100.00%	100.00%	2.65%	52.78%
Global X Uranium ETF	0.00%	0.00%	100.00%	100.00%	0.00%	91.88%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).
(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)	Foreign Tax Credit
Global X Silver Miners ETF	0.00%	0.10%	0.00%	0.00%
Global X Gold Explorers ETF	0.00%	0.02%	0.00%	0.00%
Global X Copper Miners ETF	0.00%	0.03%	0.00%	21.86%
Global X Uranium ETF	0.00%	0.11%	0.00%	0.00%

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government Obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

notice to shareholders (unaudited)

(4) The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.
(5) The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The Funds intend to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2020, the total amount of foreign source income and foreign tax credit are as follows:
Fund Name	Foreign Source Income	Foreign Tax Credit Pass Through
Global X Copper Miners	$1,177,364	$135,047

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2020. Complete information will be computed and reported in conjunction with your 2020 Form 1099-DIV.

NOTES

NOTES

NOTES

NOTES

\605 Third Avenue, 43rd floor
New York, NY 10158
 1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-AR-001-1200

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

Item 3  Audit Committee Financial Expert.

(a)(1)  The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2)  The audit committee financial experts are Charles A. Baker and Susan M. Ciccarone and each is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.     Principal Accountant Fees and Services.

Fees billed by Pricewaterhouse Coopers LLP (“PwC”) relate to the registrant.

PWC billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

		2020			2019
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$1,056,304	$0	$0	$915,763	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$330,942	$0	$0	$285,396	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2020	2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $330,942 and $285,396, respectively.

(h) During the past fiscal year, all non-audit services provided by registrant’s principal accountant to either registrant’s investment adviser or to any entity controlling, controlled by, or under common control with registrant’s investment adviser that provides ongoing services to registrant were pre-approved by the audit committee of registrant’s Board of Trustees.  Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.
The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees, Charles A. Baker, Susan M. Ciccarone and Clifford J. Weber.

Item 6.  Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date:  January 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date: January 8, 2021

By (Signature and Title)
/s/ John Belanger
John Belanger
Chief Financial Officer

Date:  January 8, 2021